UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22821

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Plus

Fund (EFF)

Semiannual Report

November 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2017

Eaton Vance

Floating-Rate Income Plus Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Officers and Trustees	37

Important Notices	38

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Kathleen C. Gaffney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	06/28/2013	2.73%	7.87%	—	5.48%
Fund at Market Price	—	–4.27	4.34	—	3.04
S&P/LSTA Leveraged Loan Index	—	1.72%	4.91%	4.11%	3.94%

% Premium/Discount to NAV[3]
					–9.83%

Distributions[4]
Total Distributions per share for the period					$0.468
Distribution Rate at NAV					5.03%
Distribution Rate at Market Price					5.57%

% Total Leverage[5]
Borrowings					25.80%
Variable Rate Term Preferred Shares (VRTP Shares)					9.08

Fund Profile

Credit Quality (% of bonds, loans and  mortgage-backed securities)6

Asset Allocation (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed- End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year- end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

[7]	Other represents any investment type less than 1.0% of total investments. Asset allocation as a percentage of the Fund’s net assets amounted to 153.8%.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 130.0%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.4%
Accudyne Industries, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	$175	$176,107
TransDigm, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 9, 2023	1,548	1,550,408
Term Loan, 4.35%, (USD LIBOR + 3.00%), Maturing August 22, 2024(2)	1,344	1,351,453
Wesco Aircraft Hardware Corp.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	214	211,880

		$3,289,848

Automotive — 3.0%
American Axle and Manufacturing, Inc.
Term Loan, 3.60%, (USD LIBOR + 2.25%), Maturing April 6, 2024(2)	$741	$743,410
Chassix Holdings, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2024(2)	175	173,250
CS Intermediate Holdco 2, LLC
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	195	196,199
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	249	251,548
FCA US, LLC
Term Loan, 3.29%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	317	317,791
Federal-Mogul Holdings Corporation
Term Loan, 5.02%, (USD LIBOR + 3.75%), Maturing April 15, 2021(2)	766	772,038
Horizon Global Corporation
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	97	97,927
Sage Automotive Interiors, Inc.
Term Loan, 6.35%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	174	174,556
TI Group Automotive Systems, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022	239	240,848
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	986	991,909

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024	$160	$161,720

		$4,121,196

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 4.04%, (2 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$521	$524,970
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	405,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(3)	75	75,563

		$1,005,533

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 5.49%, (1 week USD LIBOR + 4.25%), Maturing November 23, 2020	$269	$271,600
Term Loan - Second Lien, 6.74%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 4.74% PIK)), Maturing May 23, 2021	419	419,411
Salient Partners L.P.
Term Loan, 9.85%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	177	171,932

		$862,943

Building and Development — 3.0%
Agro Merchants NAI Holdings, LLC
Term Loan, Maturing November 16, 2024(3)	$100	$101,063
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	597	600,171
Beacon Roofing Supply, Inc.
Term Loan, Maturing August 23, 2024(3)	150	150,710
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	175	176,203
CPG International, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	536	540,345
DTZ U.S. Borrower, LLC
Term Loan, 4.69%, (USD LIBOR + 3.25%), Maturing November 4, 2021(2)	734	723,425

4	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)
Quikrete Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	$620	$622,811
Realogy Corporation
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	454	456,237
Summit Materials Companies I, LLC
Term Loan, Maturing November 11, 2024(3)	150	150,969
Werner FinCo L.P.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	350	351,312
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	149	148,918

		$4,022,164

Business Equipment and Services — 11.4%
Acosta Holdco, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$750	$655,679
AlixPartners, LLP
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	473	475,410
Altisource Solutions S.a.r.l.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	349	338,140
Avatar Purchaser, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 3.75%), Maturing September 6, 2024	325	327,031
Belron S.A.
Term Loan, 3.89%, (2 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	125	126,172
Brickman Group Ltd., LLC
Term Loan, 4.34%, (USD LIBOR + 3.00%), Maturing December 18, 2020(2)	213	214,067
Camelot UK Holdco Limited
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	272	273,278
Cast and Crew Payroll, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	100	100,308
Change Healthcare Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	1,592	1,597,846
Corporate Capital Trust, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	241	241,998

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
CPM Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	$320	$324,975
Crossmark Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	493	287,188
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	324	325,201
Education Management, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(4)	165	78,147
Term Loan, 8.85%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(4)	370	0
EIG Investors Corp.
Term Loan, 5.46%, (USD LIBOR + 4.00%), Maturing February 9, 2023(2)	861	868,737
Extreme Reach, Inc.
Term Loan, 7.59%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	628	627,679
First Data Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	641	642,356
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	469	470,848
Global Payments, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023	77	77,457
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024	400	402,000
IG Investment Holdings, LLC
Term Loan, 4.89%, (2 mo. USD LIBOR + 3.50%), Maturing October 29, 2021	491	494,457
Information Resources, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	199	200,542
ION Trading Technologies S.a.r.l.
Term Loan, Maturing November 30, 2024(3)	575	575,719
J.D. Power and Associates
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	545	550,512
Kronos Incorporated
Term Loan, 4.90%, (USD LIBOR + 3.50%), Maturing November 1, 2023(2)	1,390	1,398,277

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 15, 2024	$175	$174,563
Monitronics International, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	223	219,304
PGX Holdings, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	261	259,237
Prime Security Services Borrower, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	621	625,920
Red Ventures, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	300	299,138
Spin Holdco, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022	778	785,437
Tempo Acquisition, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	200	199,325
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021	278	278,671
Vantiv, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing August 7, 2024	250	251,719
Term Loan, Maturing March 31, 2025(3)	75	75,387
Vestcom Parent Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	124	125,303
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	230	231,014
West Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	275	274,936

		$15,473,978

Cable and Satellite Television — 4.3%
Charter Communications Operating, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	$517	$520,321
CSC Holdings, LLC
Term Loan, 3.51%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	653	649,704

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)
Numericable Group S.A.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	$448	$438,571
Radiate Holdco, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	174	172,982
Term Loan, Maturing February 1, 2024(3)	275	272,250
Telenet Financing USD, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025	750	751,875
UPC Financing Partnership
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	600	601,608
Virgin Media Bristol, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2026	1,650	1,651,178
Ziggo Secured Finance Partnership
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	850	846,585

		$5,905,074

Chemicals and Plastics — 7.2%
Alpha 3 B.V.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$125	$125,638
Aruba Investments, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022	74	73,768
Ashland, Inc.
Term Loan, 3.30%, (USD LIBOR + 2.00%), Maturing May 17, 2024(2)	150	150,467
Avantor, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 4.00%), Maturing September 7, 2024	300	300,750
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024	1,007	1,011,888
Emerald Performance Materials, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	120	121,031
Term Loan - Second Lien, 9.10%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	150	150,063
Flint Group GmbH
Term Loan, 4.36%, (USD LIBOR + 3.00%), Maturing September 7, 2021(2)	38	34,625
Flint Group US, LLC
Term Loan, 4.36%, (USD LIBOR + 3.00%), Maturing September 7, 2021(2)	229	209,451

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
Gemini HDPE, LLC
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021	$511	$512,791
H.B. Fuller Company
Term Loan, 3.53%, (1 mo. USD LIBOR + 2.25%), Maturing October 12, 2024	500	502,500
Huntsman International, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023	167	168,452
Ineos US Finance, LLC
Term Loan, 3.35%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	800	802,375
Kraton Polymers, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022	303	306,809
MacDermid, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020	378	380,790
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	413	415,625
Minerals Technologies, Inc.
Term Loan, 3.54%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)	238	241,322
Orion Engineered Carbons GmbH
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing July 31, 2024	299	300,176
PolyOne Corporation
Term Loan, 3.26%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022	123	123,734
PQ Corporation
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022	493	498,587
Solenis International L.P.
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	335	336,812
Tata Chemicals North America, Inc.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	197	197,487
Trinseo Materials Operating S.C.A.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2024	1,054	1,062,455
Tronox Blocked Borrower, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	257	259,611
Tronox Finance, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	593	599,102

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
Unifrax Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	$125	$124,999
Univar, Inc.
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024	833	836,811

		$9,848,119

Containers and Glass Products — 3.7%
Berry Plastics Group, Inc.
Term Loan, 3.56%, (USD LIBOR + 2.25%), Maturing October 1, 2022(2)	$223	$224,144
BWAY Holding Company
Term Loan, 4.60%, (USD LIBOR + 3.25%), Maturing April 3, 2024(2)	249	250,829
Consolidated Container Company, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024	100	100,719
Flex Acquisition Company, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	473	475,815
Libbey Glass, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	286	272,149
Pelican Products, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020	360	362,159
Reynolds Group Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,405	2,418,180
Ring Container Technologies Group, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	200	200,625
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022	705	708,976

		$5,013,596

Cosmetics / Toiletries — 0.8%
Coty, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	$222	$222,190
Galleria Co.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	450	451,309

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cosmetics / Toiletries (continued)
KIK Custom Products, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	$359	$361,389

		$1,034,888

Drugs — 5.8%
Albany Molecular Research, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$325	$326,524
Amneal Pharmaceuticals, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	989	995,181
Arbor Pharmaceuticals, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	733	739,813
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	1,172	1,181,219
Horizon Pharma, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	828	832,246
Jaguar Holding Company II
Term Loan, 4.09%, (USD LIBOR + 2.75%), Maturing August 18, 2022(2)	1,617	1,621,316
Mallinckrodt International Finance S.A.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	735	735,612
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	1,429	1,450,671

		$7,882,582

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$488	$489,001
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	150	151,500
EnergySolutions, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	650	659,615
GFL Environmental, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	198	198,990

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Ecological Services and Equipment (continued)
Wrangler Buyer Corp.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	$125	$125,881

		$1,624,987

Electronics / Electrical — 14.7%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$623	$623,583
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	77	74,392
Applied Systems, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	550	556,488
Aptean, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	597	602,597
Avast Software B.V.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	457	461,052
Campaign Monitor Finance Pty. Limited
Term Loan, 6.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	189	184,406
CommScope, Inc.
Term Loan, 3.38%, (USD LIBOR + 2.00%), Maturing December 29, 2022(2)	184	185,085
CPI International, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	150	150,938
Cypress Semiconductor Corporation
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	258	259,693
DigiCert, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	225	228,199
Electrical Components International, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	121	121,406
Electro Rent Corporation
Term Loan, 6.35%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024	298	302,961
Entegris, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	43	43,328

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Exact Merger Sub, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	$150	$151,500
Excelitas Technologies Corp.
Term Loan, 6.34%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020	211	211,862
Term Loan, Maturing November 15, 2024(3)	125	126,172
Eze Castle Software, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020	920	927,299
Go Daddy Operating Company, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	1,295	1,300,752
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023	375	380,215
Hyland Software, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	973	984,219
Infoblox, Inc.
Term Loan, 6.35%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023	498	499,832
Infor (US), Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	1,890	1,890,258
Informatica Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022	760	763,976
Lattice Semiconductor Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	484	489,201
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	295	295,433
MA FinanceCo., LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	507	507,526
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	119	119,255
MTS Systems Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	322	324,565
Renaissance Learning, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	856	862,382

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	$272	$275,341
Seattle Spinco, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	806	807,719
SGS Cayman L.P.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	50	48,543
SkillSoft Corporation
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	992	954,939
SS&C Technologies, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	17	16,771
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	384	386,479
SurveyMonkey, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	349	353,053
Sutherland Global Services, Inc.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	216	208,538
Syncsort Incorporated
Term Loan, 6.36%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	375	366,914
Tibco Software, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	149	150,030
Uber Technologies
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	916	924,335
Veritas Bermuda Ltd.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	468	469,212
VF Holding Corp.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	569	573,361
Wall Street Systems Delaware, Inc.
Term Loan, Maturing November 30, 2024(3)	175	175,492
Western Digital Corporation
Term Loan, 3.31%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	731	734,508

		$20,073,810

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.53%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	$1,022	$1,023,719

		$1,023,719

Financial Intermediaries — 4.6%
Armor Holding II, LLC
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	$873	$877,891
Donnelley Financial Solutions, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	71	71,875
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	275	278,438
Focus Financial Partners, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	275	277,320
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	272	276,922
Greenhill & Co., Inc.
Term Loan, 5.05%, (USD LIBOR + 3.75%), Maturing October 12, 2022(2)	250	251,563
Guggenheim Partners, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,072	1,072,365
LPL Holdings, Inc.
Term Loan, 3.65%, (USD LIBOR + 2.25%), Maturing September 23, 2024(2)	324	324,998
NXT Capital, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	621	626,767
Ocwen Financial Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	96	96,731
Quality Care Properties, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	670	674,962
Virtus Investment Partners, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 1, 2024	125	126,246
Walker & Dunlop, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	464	468,674

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Walter Investment Management Corp.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020	$953	$894,110

		$6,318,862

Food Products — 3.5%
Blue Buffalo Company Ltd.
Term Loan, 3.35%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024	$249	$251,401
Clover Merger Sub, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	575	551,521
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	653	530,657
Dole Food Company, Inc.
Term Loan, 4.03%, (USD LIBOR + 2.75%), Maturing April 6, 2024(2)	422	424,531
High Liner Foods Incorporated
Term Loan, 4.58%, (USD LIBOR + 3.25%), Maturing April 24, 2021(2)	201	201,949
HLF Financing S.a.r.l.
Term Loan, 6.85%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	361	361,299
Jacobs Douwe Egberts International B.V.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	175	175,875
JBS USA, LLC
Term Loan, 3.76%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	1,567	1,537,497
Nomad Foods Europe Midco Limited
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024	150	150,844
Pinnacle Foods Finance, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024	199	199,827
Post Holdings, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024	399	400,964

		$4,786,365

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.59%, (USD LIBOR + 2.25%), Maturing February 16, 2024(2)	$1,602	$1,604,183

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Service (continued)
NPC International, Inc.
Term Loan, 4.84%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	$224	$226,121
Pizza Hut Holdings, LLC
Term Loan, 3.28%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023	248	249,548
TKC Holdings, Inc.
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing February 1, 2023(2)	249	251,859
Welbilt, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	379	382,317

		$2,714,028

Food / Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	$290	$282,471
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	496	483,440
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	1,081	1,051,641
Supervalu, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	56	54,290
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	93	90,483

		$1,962,325

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	$248	$250,903

		$250,903

Health Care — 13.7%
ADMI Corp.
Term Loan, 5.15%, (USD LIBOR + 3.75%), Maturing April 30, 2022(2)	$246	$248,662
Akorn, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	219	220,026
Alliance Healthcare Services, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	200	201,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	$121	$121,250
Auris Luxembourg III S.a.r.l.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	195	196,718
Beaver-Visitec International, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	198	198,000
BioClinica, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	398	392,025
CareCore National, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	683	685,043
Carestream Dental Equipment, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	400	401,188
CeramTec Acquisition Corporation
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	52	52,279
CHG Healthcare Services, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.25%), Maturing June 7, 2023(2)	517	521,414
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	163	158,803
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	301	288,615
Convatec, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	149	151,489
CPI Holdco, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	174	175,213
CryoLife, Inc.
Term Loan, Maturing November 14, 2024(3)	125	125,156
Davis Vision Incorporated
Term Loan, Maturing November 1, 2024(3)	125	126,016
DJO Finance, LLC
Term Loan, 4.59%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	538	533,845
Envision Healthcare Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	1,713	1,718,573

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Faenza Acquisition GmbH
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	$125	$124,692
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	407	407,195
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	495	499,031
GHX Ultimate Parent Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	150	150,186
Greatbatch Ltd.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	403	406,772
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	846	849,053
INC Research, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	123	123,380
Indivior Finance S.a.r.l.
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	210	211,860
Kindred Healthcare, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	1,350	1,355,203
Kinetic Concepts, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	648	647,483
KUEHG Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	542	544,866
Medical Depot Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	172	156,367
Medical Solutions, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	100	100,872
MMM Holdings, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	276	270,191
MPH Acquisition Holdings, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,211	1,213,231
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	200	196,427

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
National Mentor Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	$145	$145,790
Navicure, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	150	150,188
New Millennium Holdco, Inc.
Term Loan, 7.85%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	97	38,183
Opal Acquisition, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	402	375,006
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	799	802,135
Parexel International Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	650	654,469
PharMerica Corporation
Term Loan, Maturing September 26, 2024(3)	200	201,312
Press Ganey Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing October 23, 2023	174	174,918
Quintiles IMS Incorporated
Term Loan, 3.32%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	175	176,148
RadNet, Inc.
Term Loan, 5.14%, (USD LIBOR + 3.75%), Maturing June 30, 2023(2)	382	384,715
Select Medical Corporation
Term Loan, 4.85%, (USD LIBOR + 3.50%), Maturing March 1, 2021(2)	398	403,592
Sotera Health Holdings, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	197	196,513
Surgery Center Holdings, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	250	245,417
Team Health Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	498	486,617
Tecomet, Inc.
Term Loan, 5.14%, (USD LIBOR + 3.75%), Maturing May 1, 2024(2)	200	201,370

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
U.S. Anesthesia Partners, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	$249	$249,375

		$18,658,122

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.84%, (USD LIBOR + 4.50%), Maturing June 30, 2024(2)	$349	$353,380
Serta Simmons Bedding, LLC
Term Loan, 4.85%, (USD LIBOR + 3.50%), Maturing November 8, 2023(2)	1,067	1,036,797

		$1,390,177

Industrial Equipment — 6.4%
Apex Tool Group, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020	$935	$931,551
Clark Equipment Company
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024	506	509,523
Delachaux S.A.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	107	108,110
Dragon Merger Sub, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	200	202,500
DXP Enterprises, Inc.
Term Loan, 6.85%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023	125	124,531
Engineered Machinery Holdings, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024(5)	35	34,578
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	265	265,985
EWT Holdings III Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021	792	798,607
Filtration Group Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020	149	150,062
Gardner Denver, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	325	326,484
Gates Global, LLC
Term Loan, 4.39%, (2 mo. USD LIBOR + 3.00%), Maturing April 1, 2024	978	985,924

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Hayward Industries, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	$100	$100,458
Husky Injection Molding Systems Ltd.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021	607	612,564
Milacron, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023	670	672,031
Paladin Brands Holding, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	250	251,875
Rexnord, LLC
Term Loan, 4.09%, (USD LIBOR + 2.75%), Maturing August 21, 2023(2)	1,737	1,742,973
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024	100	100,937
Signode Industrial Group US, Inc.
Term Loan, 4.09%, (USD LIBOR + 2.75%), Maturing May 4, 2021(2)	383	385,649
STS Operating, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021	351	354,146
Thermon Industries, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	100	100,875

		$8,759,363

Insurance — 4.1%
Alliant Holdings I, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	$489	$491,537
AmWINS Group, Inc.
Term Loan, 4.07%, (USD LIBOR + 2.75%), Maturing January 25, 2024(2)	347	348,732
Asurion, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	1,380	1,388,003
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	484	486,621
Term Loan - Second Lien, 7.35%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	375	385,547
Cunningham Lindsey U.S., Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	381	375,202

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance (continued)
Hub International Limited
Term Loan, 4.41%, (USD LIBOR + 3.00%), Maturing October 2, 2020(2)	$994	$999,705
NFP Corp.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	473	476,821
USI Holdings Corporation
Term Loan, Maturing May 16, 2024(3)	150	149,656
USI, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	550	549,427

		$5,651,251

Leisure Goods / Activities / Movies — 4.1%
AMC Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	$124	$124,192
Ancestry.com Operations, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	720	724,924
Bombardier Recreational Products, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023	1,089	1,096,487
Bright Horizons Family Solutions, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023	124	124,971
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	298	297,876
ClubCorp Club Operations, Inc.
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing August 18, 2024	450	451,406
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	500	503,541
Emerald Expositions Holding, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	274	275,970
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	56	56,276
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	433	436,140
Match Group, Inc.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	131	132,234

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Sabre GLBL, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	$639	$642,396
SRAM, LLC
Term Loan, 4.69%, (USD LIBOR + 3.25%), Maturing March 15, 2024(2)	267	267,248
UFC Holdings, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	446	448,643

		$5,582,304

Lodging and Casinos — 4.9%
Amaya Holdings B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$1,346	$1,355,293
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	24	23,881
Aristocrat Leisure Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 2.00%), Maturing September 19, 2024	125	125,664
Boyd Gaming Corporation
Term Loan, 3.70%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	242	243,651
CityCenter Holdings, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	499	501,633
Eldorado Resorts, LLC
Term Loan, 3.55%, (USD LIBOR + 2.25%), Maturing April 17, 2024(2)	203	203,417
ESH Hospitality, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	322	322,929
Four Seasons Hotels Limited
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	223	224,728
Golden Nugget, Inc.
Term Loan, 4.60%, (USD LIBOR + 3.25%), Maturing October 4, 2023(2)	789	796,378
Hanjin International Corp.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	125	125,234
Hilton Worldwide Finance, LLC
Term Loan, 3.33%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	1,104	1,110,532
La Quinta Intermediate Holdings, LLC
Term Loan, 4.11%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	245	246,510

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	$468	$470,507
Playa Resorts Holding B.V.
Term Loan, 4.37%, (USD LIBOR + 3.00%), Maturing April 5, 2024(2)	824	827,658
Tropicana Entertainment, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	54	54,673

		$6,632,688

Nonferrous Metals / Minerals — 1.3%
Dynacast International, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$295	$298,924
Fairmount Santrol, Inc.
Term Loan, 7.38%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022	425	426,262
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	198	200,723
Murray Energy Corporation
Term Loan, 8.58%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	482	428,928
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(4)(6)	16	9,607
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(7)	266	42,400
Oxbow Carbon, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020	171	172,864
Term Loan - Second Lien, 8.35%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020	175	175,984

		$1,755,692

Oil and Gas — 3.2%
Ameriforge Group, Inc.
Term Loan, 14.33%, (9.33% (3 mo. USD LIBOR + 8.00%) Cash, 5.00% PIK), Maturing June 8, 2022	$114	$121,787
Aquilex Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	175	176,312

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	$175	$176,199
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	722	728,782
CITGO Holding, Inc.
Term Loan, 9.84%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	163	163,307
CITGO Petroleum Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	243	240,681
Fieldwood Energy, LLC
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	245	238,388
Term Loan, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	450	419,062
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	66	46,588
Term Loan - Second Lien, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	109	34,854
Green Plains Renewable Energy, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	250	251,719
Medallion Midland Acquisition, LLC
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	150	150,656
MEG Energy Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	50	49,867
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(4)(7)	2	0
Term Loan, 7.35%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.35% PIK)), Maturing July 18, 2022	14	11,663
Seadrill Partners Finco, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	390	303,690
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	9	8,187
Term Loan, 4.98%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	25	21,953
Term Loan, 4.98%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	182	157,817

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	$54	$46,604
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	89	76,336
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	673	576,084
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	350	350,219

		$4,350,755

Publishing — 2.0%
Ascend Learning, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	$275	$276,719
Getty Images, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	1,118	977,289
Harland Clarke Holdings Corp.
Term Loan, 6.07%, (2 mo. USD LIBOR + 4.75%), Maturing November 1, 2023	335	337,196
LSC Communications, Inc.
Term Loan, 6.84%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	229	230,599
Merrill Communications, LLC
Term Loan, 6.63%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	140	141,338
Multi Color Corporation
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	75	75,562
ProQuest, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	416	422,305
Tweddle Group, Inc.
Term Loan, 7.38%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	193	193,944

		$2,654,952

Radio and Television — 3.5%
ALM Media Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$116	$105,219
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	354	355,921

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)
Cumulus Media Holdings, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	$1,032	$900,163
E.W. Scripps Company (The)
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	100	100,625
Entravision Communications Corporation
Term Loan, Maturing November 20, 2024(3)	275	275,687
Hubbard Radio, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	128	128,654
iHeartCommunications, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	500	378,125
Mission Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	71	71,635
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	565	567,444
Univision Communications, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,929	1,919,540

		$4,803,013

Retailers (Except Food and Drug) — 4.7%
Ascena Retail Group, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$387	$330,417
Bass Pro Group, LLC
Term Loan, 6.35%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	300	292,594
BJ’s Wholesale Club, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	249	245,088
Coinamatic Canada, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	40	40,457
David’s Bridal, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	475	395,041
Evergreen Acqco 1 L.P.
Term Loan, 5.11%, (USD LIBOR + 3.75%), Maturing July 9, 2019(2)	520	481,432
Global Appliance, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	250	252,969

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Harbor Freight Tools USA, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	$267	$268,658
J. Crew Group, Inc.
Term Loan, 4.32%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(4)	747	382,607
LSF9 Atlantis Holdings, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	248	249,757
Men’s Wearhouse, Inc. (The)
Term Loan, 4.79%, (USD LIBOR + 3.50%), Maturing June 18, 2021(2)	217	214,708
Michaels Stores, Inc.
Term Loan, 4.07%, (USD LIBOR + 2.75%), Maturing January 30, 2023(2)	245	243,846
Neiman Marcus Group Ltd., LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	513	419,282
Party City Holdings, Inc.
Term Loan, 4.43%, (USD LIBOR + 3.00%), Maturing August 19, 2022(2)	634	635,557
PetSmart, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	797	686,619
PFS Holding Corporation
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	523	416,107
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	121	116,100
Staples, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	150	143,813
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.35%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	436	402,017
Vivid Seats Ltd.
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	249	249,531

		$6,466,600

Steel — 1.0%
Neenah Foundry Company
Term Loan, 7.83%, (USD LIBOR + 6.50%), Maturing April 26, 2019(2)	$358	$353,953

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel (continued)
Zekelman Industries, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	$964	$970,916

		$1,324,869

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	$247	$246,509
Kenan Advantage Group, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	27	27,492
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	90	90,403
PODS, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	74	74,844
Stena International S.a.r.l.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	386	364,770

		$804,018

Telecommunications — 5.6%
CenturyLink, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$1,250	$1,202,214
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	200	200,897
Consolidated Communications, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	150	147,818
Digicel International Finance Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.75%), Maturing May 28, 2024	175	175,711
Frontier Communications Corp.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	474	451,476
Global Eagle Entertainment, Inc.
Term Loan, 8.96%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	296	294,522
Intelsat Jackson Holdings S.A.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019	876	875,198

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
IPC Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	$414	$407,123
Mitel Networks Corporation
Term Loan, Maturing September 25, 2023(3)	100	101,000
Onvoy, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	473	452,538
Sprint Communications, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	846	846,913
Syniverse Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	1,029	1,014,539
Telesat Canada
Term Loan, 4.32%, (2 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	1,163	1,171,997
Unitymedia Finance, LLC
Term Loan, Maturing January 15, 2026(3)	225	223,987

		$7,565,933

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	$144	$144,769
Calpine Corporation
Term Loan, 4.09%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	806	808,005
Granite Acquisition, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	28	28,813
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	629	637,355
Invenergy Thermal Operating I, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	230	218,871
Lightstone Generation, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	23	23,296
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	372	373,866
Lonestar Generation, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	534	528,001

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Utilities (continued)
Longview Power, LLC
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		$562	$379,392
Talen Energy Supply, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		199	201,286
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		174	175,200

			$3,518,854

Total Senior Floating-Rate Loans (identified cost $179,649,976)			$177,133,511

Corporate Bonds & Notes — 9.5%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.4%
Bombardier, Inc.
7.45%, 5/1/34(8)		640	$633,600

			$633,600

Airlines — 0.4%
Azul Investments LLP
5.875%, 10/26/24(8)		500	$500,000

			$500,000

Banks and Thrifts — 0.5%
Australia and New Zealand Banking Group, Ltd.
3.75%, 7/25/19(9)	AUD	640	$495,869
JPMorgan Chase & Co.
4.25%, 11/2/18	NZD	255	176,985

			$672,854

Building and Development — 0.4%
MDC Holdings, Inc.
6.00%, 1/15/43		533	$530,335

			$530,335

Computers — 0.7%
Seagate HDD Cayman
4.875%, 6/1/27		654	$623,421
5.75%, 12/1/34		306	293,210

			$916,631

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 0.9%
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(8)	202	$207,555
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(8)	1,080	1,046,250

		$1,253,805

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)	173	$182,082
7.00%, 3/15/24(8)	225	241,594

		$423,676

Food / Drug Retailers — 0.5%
ESAL GmbH
6.25%, 2/5/23(8)	685	$658,251

		$658,251

Forest Products — 0.4%
Suzano Austria GmbH
7.00%, 3/16/47(8)	486	$554,040

		$554,040

Nonferrous Metals / Minerals — 1.1%
Freeport-McMoRan, Inc.
5.45%, 3/15/43	450	$428,490
Teck Resources, Ltd.
5.20%, 3/1/42	1,150	1,144,250

		$1,572,740

Oil and Gas — 1.6%
Ecopetrol S.A.
5.875%, 5/28/45	450	$457,875
Petrobras Global Finance B.V.
5.625%, 5/20/43	905	814,500
Rowan Cos., Inc.
4.75%, 1/15/24	415	371,425
5.40%, 12/1/42	675	509,625

		$2,153,425

Real Estate Investment Trusts (REITs) — 0.5%
CBL & Associates, L.P.
4.60%, 10/15/24	465	$418,567
5.95%, 12/15/26	280	261,780

		$680,347

Security		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 1.4%
JC Penney Corp., Inc.
6.375%, 10/15/36		670	$405,350
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43		1,235	954,910
Signet UK Finance PLC
4.70%, 6/15/24		519	505,712

			$1,865,972

Telecommunications — 0.1%
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22(7)(8)		425	$160,438

			$160,438

Transportation — 0.3%
JSL Europe S.A.
7.75%, 7/26/24(8)		400	$425,000

			$425,000

Total Corporate Bonds & Notes (identified cost $12,322,580)			$13,001,114

Foreign Government Bonds — 3.4%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%
Republic of Argentina
7.82%, 12/31/33	EUR	413	$568,444

			$568,444

Brazil — 0.5%
Nota do Tesouro Nacional
10.00%, 1/1/25	BRL	2,520	$763,133

			$763,133

Canada — 0.5%
Canada Housing Trust
3.80%, 6/15/21(8)	CAD	900	$746,913

			$746,913

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Mexico — 0.8%
Mexican Bonos
7.75%, 5/29/31	MXN	19,590	$1,085,215

			$1,085,215

Supranational — 1.0%
European Investment Bank
7.20%, 7/9/19(8)	IDR	4,080,000	$307,326
International Bank for Reconstruction & Development
3.50%, 1/22/21	NZD	425	298,573
International Finance Corp.
7.80%, 6/3/19	INR	24,990	401,346
8.25%, 6/10/21	INR	18,100	302,540

			$1,309,785

Uruguay — 0.2%
Republic of Uruguay
8.50%, 3/15/28(8)	UYU	6,900	$238,865

			$238,865

Total Foreign Government Bonds (identified cost $4,383,106)			$4,712,355

Commercial Mortgage-Backed Securities — 0.1%

Security		Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 4.11%, Maturing 9/15/47(8)(10)		$100	$86,226

Total Commercial Mortgage-Backed Securities (identified cost $89,575)			$86,226

Convertible Bonds — 0.6%

Security		Principal Amount (000’s omitted)	Value

Oil & Gas — 0.6%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
3.50%, 3/1/21(8)(11)		$114	$143,438

Security	Principal Amount (000’s omitted)	Value

Oil & Gas (continued)
Nabors Industries, Inc.
0.75%, 1/15/24(8)	$890	$663,050

Total Convertible Bonds (identified cost $821,935)		$806,488

Common Stocks — 5.2%

Security	Shares	Value

Building and Development — 0.3%
CalAtlantic Group, Inc.	6,950	$389,478

		$389,478

Business Equipment and Services — 0.2%
Education Management Corp.(4)(12)(13)	2,334,705	$0
RCS Capital Corp.(12)(13)	6,066	218,376

		$218,376

Diversified Financial Services — 0.3%
Medley Capital Corp.	74,500	$433,590

		$433,590

Electronics / Electrical — 0.3%
Answers Corp.(12)(13)	14,876	$235,536
Intel Corp.	4,500	201,780

		$437,316

Financial Services — 0.3%
Bank of America Corp.	7,600	$214,092
Regions Financial Corp.	10,000	165,900

		$379,992

Health Care — 0.0%(14)
New Millennium Holdco, Inc.(12)(13)	10,394	$4,417

		$4,417

Investment Companies — 2.2%
Ares Capital Corp.	59,000	$956,980
PennantPark Investment Corp.	72,837	525,883
Solar Capital, Ltd.	43,000	919,340
THL Credit, Inc.	67,000	629,800

		$3,032,003

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Miscellaneous Manufacturing — 0.3%
Toshiba Corp.(12)	148,000	$364,814

		$364,814

Oil and Gas — 0.5%
AFG Holdings, Inc.(12)(13)	8,874	$363,834
Paragon Offshore Finance Company, Class A(12)(13)	404	451
Paragon Offshore Finance Company, Class B(12)(13)	202	3,990
Paragon Offshore, Ltd.(12)(13)	404	7,474
Royal Dutch Shell PLC, Class B, ADR	5,150	339,591
Southcross Holdings Group, LLC(4)(12)(13)	15	0
Southcross Holdings L.P., Class A(12)(13)	15	6,750

		$722,090

Retail — 0.3%
Signet Jewelers, Ltd.	6,300	$329,427

		$329,427

Semiconductors & Semiconductor Equipment — 0.1%
QUALCOMM, Inc.	2,425	$160,875

		$160,875

Transportation — 0.4%
A.P. Moller - Maersk A/S, Class B	315	$567,926

		$567,926

Total Common Stocks (identified cost $7,819,210)		$7,040,304

Convertible Preferred Stocks — 1.4%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(4)(12)(13)	2,597	$0

		$0

Diversified Financial Services — 0.3%
AMG Capital Trust II, 5.15%	6,900	$441,600

		$441,600

Oil & Gas — 1.0%
Chesapeake Energy Corp., 5.75%	2,240	$1,295,000

		$1,295,000

Security	Shares	Value

Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries, Ltd., 7.00%	580	$165,010

		$165,010

Total Convertible Preferred Stocks (identified cost $1,913,659)		$1,901,610

Preferred Stocks — 0.2%

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%	10,475	$240,087

Total Preferred Stocks (identified cost $249,686)		$240,087

Short-Term Investments — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(15)	4,681,808	$4,682,276

Total Short-Term Investments (identified cost $4,682,277)		$4,682,276

Total Investments — 153.8% (identified cost $211,932,004)		$209,603,971

Less Unfunded Loan Commitments — (0.0)%(14)		$(7,965)

Net Investments — 153.8% (identified cost $211,924,039)		$209,596,006

Notes Payable — (39.6)%		$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.9)%		$(18,934,081)

Other Assets, Less Liabilities — (0.3)%		$(399,456)

Net Assets Applicable to Common Shares — 100.0%		$136,262,469

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Portfolio of Investments (Unaudited) — continued

average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at November 30, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after November 30, 2017, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(5)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $6,794,628 or 5.0% of the Fund’s net assets applicable to common shares.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2017, the aggregate value of these securities is $495,869 or 0.4% of the Fund’s net assets applicable to common shares.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at November 30, 2017.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

JPY	7,844,000	USD	69,346	Bank of America, N.A.	1/31/18	$580	$—
USD	433,707	JPY	49,136,000	Bank of America, N.A.	1/31/18	—	(4,319)

						$580	$(4,319)

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee

JPY	–	Japanese Yen
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
USD	–	United States Dollar
UYU	–	Uruguayan Peso

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2017
Unaffiliated investments, at value (identified cost, $207,241,762)	$204,913,730
Affiliated investment, at value (identified cost, $4,682,277)	4,682,276
Cash	1,115,634
Interest and dividends receivable	1,007,144
Dividends receivable from affiliated investment	4,079
Receivable for investments sold	1,748,616
Receivable for open forward foreign currency exchange contracts	580
Tax reclaims receivable	907
Prepaid upfront fees on variable rate term preferred shares	58,456
Prepaid upfront fees on notes payable	18,144
Prepaid expenses	6,518
Total assets	$213,556,084

Liabilities
Notes payable	$54,000,000
Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $65,919)	18,934,081
Payable for investments purchased	3,714,063
Payable for open forward foreign currency exchange contracts	4,319
Due to custodian — foreign currency, at value (identified cost, $770)	860
Payable to affiliates:
Investment adviser fee	129,100
Trustees’ fees	1,964
Interest expense and fees payable	360,795
Accrued foreign capital gains taxes	512
Accrued expenses	147,921
Total liabilities	$77,293,615
Net assets applicable to common shares	$136,262,469

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 7,606,422 shares issued and outstanding	$76,064
Additional paid-in capital	144,209,718
Accumulated net realized loss	(5,478,517)
Accumulated distributions in excess of net investment income	(210,402)
Net unrealized depreciation	(2,334,394)
Net assets applicable to common shares	$136,262,469

Net Asset Value Per Common Share
($136,262,469 ÷ 7,606,422 common shares issued and outstanding)	$17.91

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2017
Interest and other income	$5,020,522
Dividends (net of foreign taxes, $4,060)	284,789
Dividends from affiliated investment	28,959
Total investment income	$5,334,270

Expenses
Investment adviser fee	$790,697
Trustees’ fees and expenses	5,825
Custodian fee	80,843
Transfer and dividend disbursing agent fees	9,772
Legal and accounting services	54,930
Printing and postage	20,009
Interest expense and fees	961,015
Miscellaneous	26,457
Total expenses	$1,949,548

Net investment income	$3,384,722

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(683,346)
Investment transactions — affiliated investment	(1,254)
Foreign currency transactions	2,987
Forward foreign currency exchange contracts	15,465
Net realized loss	$(666,148)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $236 in accrued foreign capital gains taxes)	$758,906
Investments — affiliated investment	(351)
Foreign currency	(3,777)
Forward foreign currency exchange contracts	(2,040)
Net change in unrealized appreciation (depreciation)	$752,738

Net realized and unrealized gain	$86,590

Net increase in net assets from operations	$3,471,312

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
From operations —
Net investment income	$3,384,722	$7,209,735
Net realized loss	(666,148)	(139,379)
Net change in unrealized appreciation (depreciation)	752,738	10,502,864
Net increase in net assets from operations	$3,471,312	$17,573,220
Distributions to common shareholders —
From net investment income	$(3,559,806)	$(7,475,035)
Tax return of capital	—	(78,142)
Total distributions to common shareholders	$(3,559,806)	$(7,553,177)

Net increase (decrease) in net assets	$(88,494)	$10,020,043

Net Assets Applicable to Common Shares
At beginning of period	$136,350,963	$126,330,920
At end of period	$136,262,469	$136,350,963

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(210,402)	$(35,318)

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2017
Net increase in net assets from operations	$3,471,312
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(34,949,289)
Investments sold and principal repayments	34,689,089
Decrease in short-term investments, net	681,244
Net amortization/accretion of premium (discount)	(138,925)
Amortization of prepaid upfront fees on variable rate term preferred shares	15,850
Amortization of deferred debt issuance costs on variable rate term preferred shares	18,005
Amortization of prepaid upfront fees on notes payable	32,208
Decrease in interest and dividends receivable	24,206
Increase in dividends receivable from affiliated investment	(36)
Increase in receivable for open forward foreign currency exchange contracts	(580)
Increase in tax reclaims receivable	(51)
Increase in prepaid expenses	(467)
Increase in payable for open forward foreign currency exchange contracts	2,620
Decrease in payable to affiliate for investment adviser fee	(4,085)
Decrease in payable to affiliate for Trustees’ fees	(135)
Increase in interest expense and fees payable	172,780
Increase in accrued expenses	42,173
Decrease in unfunded loan commitments	(44,976)
Net change in unrealized (appreciation) depreciation from investments	(758,555)
Net realized loss from investments	684,600
Net cash provided by operating activities	$3,936,988

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,559,806)
Proceeds from notes payable	2,000,000
Repayments of notes payable	(2,000,000)
Increase in due to custodian — foreign currency	48
Net cash used in financing activities	$(3,559,758)

Net increase in cash	$377,230

Cash at beginning of period	$738,404

Cash at end of period	$1,115,634

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$722,172

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31,			Period Ended May 31, 2014(1)
			2017	2016	2015
Net asset value — Beginning of period (Common shares)	$17.930		$16.610	$18.390	$19.560	$19.100	(2)

Income (Loss) From Operations
Net investment income(3)	$0.445		$0.948	$1.058	$1.114	$0.989
Net realized and unrealized gain (loss)	0.003		1.365	(1.724)	(0.867)	0.511

Total income (loss) from operations	$0.448		$2.313	$(0.666)	$0.247	$1.500

Less Distributions to Common Shareholders
From net investment income	$(0.468)		$(0.983)	$(1.114)	$(1.134)	$(0.974)
From net realized gain	—		—	—	(0.283)	—
Tax return of capital	—		(0.010)	—	—	—

Total distributions to common shareholders	$(0.468)		$(0.993)	$(1.114)	$(1.417)	$(0.974)

Common shares offering costs charged to paid-in capital(3)	$—		$—	$—	$—	$(0.041)

Discount related to exercise of underwriters’ over-allotment option(3)	$—		$—	$—	$—	$(0.025)

Net asset value — End of period (Common shares)	$17.910		$17.930	$16.610	$18.390	$19.560

Market value — End of period (Common shares)	$16.150		$17.350	$15.240	$16.970	$17.950

Total Investment Return on Net Asset Value(4)	2.73	%(5)	14.69%	(2.60)%	2.15%	8.00	%(5)(6)

Total Investment Return on Market Value(4)	(4.27	)%(5)	20.96%	(3.15)%	2.71%	(0.89	)%(5)(6)

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31,			Period Ended May 31, 2014(1)
Ratios/Supplemental Data			2017	2016	2015
Net assets applicable to common shares, end of period (000’s omitted)	$136,262		$136,351	$126,331	$139,902	$148,770
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(7)	1.44	%(8)	1.48%	1.63%	1.55%	1.54	%(8)
Interest and fee expense(9)	1.41	%(8)	1.17%	0.99%	0.84%	0.76	%(8)
Total expenses(7)	2.85	%(8)	2.65%	2.62%	2.39%	2.30	%(8)
Net investment income	4.95	%(8)	5.40%	6.35%	5.91%	5.49	%(8)
Portfolio Turnover	16	%(5)	52%	29%	28%	37	%(5)
Senior Securities:
Total notes payable outstanding (in 000’s)	$54,000		$54,000	$34,000	$54,000	$54,000
Asset coverage per $1,000 of notes payable(10)	$3,875		$3,877	$5,774	$4,257	$4,422
Total preferred shares outstanding(11)	190		190	360	360	360
Asset coverage per preferred share(11)(12)	$286,661		$286,782	$280,473	$255,447	$265,300
Involuntary liquidation preference per preferred share(11)	$100,000		$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share(11)	$100,000		$100,000	$100,000	$100,000	$100,000

(1)	For the period from the start of business, June 28, 2013, to May 31, 2014.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholders from the $20.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholders on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholders on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)

Interest and fee expense relates to variable rate term preferred shares and borrowings (see Note 2 and Note 8). Effective June 1, 2016, the ratio includes amortization of deferred debt issuance costs. For periods prior to June 1, 2016, amortization of deferred debt issuance costs was included in the ratio of expenses excluding interest and fees.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(11)	Preferred shares represent variable rate term preferred shares.

(12)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 287%, 287%, 280%, 255% and 265% at November 30, 2017 and May 31, 2017, 2016, 2015 and 2014, respectively.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31,			Period Ended May 31, 2014
		2017	2016	2015
Expenses excluding interest and fees	0.94%	0.98%	0.99%	0.95%	0.98%
Interest and fee expense	0.91%	0.77%	0.60%	0.52%	0.49%
Total expenses	1.85%	1.75%	1.59%	1.47%	1.47%
Net investment income	3.21%	3.56%	3.87%	3.63%	3.52%

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Plus Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is total return, with an emphasis on income.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

29

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of November 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2017, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

30

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to November 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

On July 10, 2013, the Fund issued 360 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit). Variable rate term preferred shares are a form of preferred shares that represent stock of the Fund. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share. The Series C-1 VRTP Shares also had an original mandatory redemption date of July 8, 2016 that had been extended on December 22, 2015 to January 8, 2017 and further extended on June 24, 2016 to April 7, 2017 upon consent of the holders of the Series C-1 VRTP Shares and approval of the Fund’s Board of Trustees.

On September 30, 2016, the Fund made a partial redemption of its Series C-1 VRTP Shares at a liquidation price of $100,000 per share, the financing for which was provided by a committed financing arrangement (see Note 8). The number of Series C-1 VRTP Shares redeemed on September 30, 2016 and redemption amount (excluding the final dividend payment) were as follows:

Series C-1 VRTP Shares Redeemed	170
Redemption Amount	$17,000,000

Upon completion of the partial redemption of the Series C-1 VRTP Shares, the remaining 190 Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) on September 30, 2016 as permitted by the Fund’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. In addition, beginning one year after the date of the transfer, the Assignee is permitted to accelerate the redemption date of the Series L-2 VRTP Shares to 365 days following delivery of a redemption notice to the Fund. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.85% to three-month LIBOR. Such spread is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investors Service.

The Series L-2 VRTP Shares are redeemable at the option of the Fund at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Fund. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Fund is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Fund. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on the Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Fund paid an upfront fee of $95,000 and debt issuance costs of $107,733, both of which are being amortized to interest expense and fees over a period of three years to September 30, 2019. The unamortized amount of the debt issuance costs as of November 30, 2017 is presented as a deduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.

The carrying amount of the Series L-2 VRTP Shares at November 30, 2017 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2017. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2017 was $19,000,000.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding variable rate term preferred shares. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2017 was 3.34%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2017 were $307,420 and 3.23%, respectively.

31

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At May 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $4,665,609 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at May 31, 2017, $4,665,609 are long-term.

Additionally, at May 31, 2017, the Fund had a late year ordinary loss of $915 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at November 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$212,006,078

Gross unrealized appreciation	$3,648,717
Gross unrealized depreciation	(6,062,528)

Net unrealized depreciation	$(2,413,811)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total managed assets and is payable monthly. Total managed assets as referred to herein represent total assets of the Fund (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended November 30, 2017, the Fund’s investment adviser fee amounted to $790,697. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $32,188,207 and $36,088,142, respectively, for the six months ended November 30, 2017.

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended November 30, 2017 and the year ended May 31, 2017.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended November 30, 2017 and the year ended May 31, 2017.

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of

32

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2017 is included in the Portfolio of Investments. At November 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At November 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $4,319. At November 30, 2017, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$580	$(4,319)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

33

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of November 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$580	$(580)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(4,319)	$580	$—	$—	$(3,739)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$15,465	$(2,040)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended November 30, 2017, which is indicative of the volume of this derivative type, was approximately $458,000.

8  Revolving Credit and Security Agreement

The Fund has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $64 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 12, 2018, the Fund also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2017 totaled $235,805 and are included in interest expense and fees on the Statement of Operations. The Fund also paid an upfront fee of $64,000, which is being amortized to interest expense over a period of one year through March 12, 2018. The unamortized balance at November 30, 2017 is approximately $18,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2017, the Fund had borrowings outstanding under the Agreement of $54,000,000 at an interest rate of 1.39%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2017. For the six months ended November 30, 2017, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $54,907,104 and 1.28%, respectively.

34

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Notes to Financial Statements (Unaudited) — continued

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$176,612,785	$512,761	$177,125,546
Corporate Bonds & Notes	—	13,001,114	—	13,001,114
Foreign Government Bonds	—	4,712,355	—	4,712,355
Commercial Mortgage-Backed Securities	—	86,226	—	86,226
Convertible Bonds	—	806,488	—	806,488
Common Stocks	5,266,736	1,773,568 **	0	7,040,304
Convertible Preferred Stocks	606,610	1,295,000	0	1,901,610
Preferred Stocks	240,087	—	—	240,087
Short-Term Investments	—	4,682,276	—	4,682,276

Total Investments	$6,113,433	$202,969,812	$512,761	$209,596,006

Forward Foreign Currency Exchange Contracts	$—	$580	$—	$580

Total	$6,113,433	$202,970,392	$512,761	$209,596,586

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(4,319)	$—	$(4,319)

Total	$—	$(4,319)	$—	$(4,319)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2017 is not presented.

At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

36

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2017

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Plus Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Plus Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of November 30, 2017, Fund records indicate that there are 3 registered shareholders and approximately 3,657 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFF.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

13724    11.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018